Income Taxes (Income Taxes Recognized) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Income from continuing operations	¥ 587,793	¥ 475,592	¥ 447,001
Equity in earnings (losses) of affiliated companies	(4,540)	(1,027)	4,821
Unrealized gain (loss) on securities	(580)	(1,306)	16,013
Unrealized gain (loss) on derivative instruments	459	(1,302)	(562)
Foreign currency translation adjustments	(15,622)	(12,818)	3,558
Pension liability adjustments	(5,920)	(49,557)	79,525
Total income taxes	¥ 561,590	¥ 409,582	¥ 550,356